Property, plant and equipment (Details Textual) CAD in Thousands, $ in Millions	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment | CAD	CAD 1,580,973		CAD 1,450,283
Capitalised development expenditure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 1,700.0		$ 1,600.0
Capitalized Share Based Compensation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, expenditures recognised in course of its construction		3.2		2.3
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, expenditures recognised in course of its construction		$ 4.1		$ 3.8
Property, plant and equipment | CAD	CAD 22,143		CAD 16,012		CAD 10,071